Loss Per Share (Tables)	12 Months Ended
Jun. 30, 2022
Earnings per share [abstract]
Summary of Computation of Basic and Diluted Loss Per Share

	2022	2021	2020
From continuing and discontinuing operations
Basic loss per share	(A$0.02) (2 cent)	(A$0.01) (1 cent)	(A$0.01) (1 cent)
Diluted loss per share	(A$0.02 (2 cent)	(A$0.01 (1 cent)	(A$0.01 (1 cent)

The basic and diluted loss per share amounts have been calculated using the ‘Loss after income tax’ figure in the consolidated statement of profit or and other comprehensive income.

	2022 A$	2021 A$	2021 A$
Loss Per Share (Basic and Diluted):
Loss after tax for the year from continuing and discontinuing operations	(21,759,358)	(8,697,037)	(7,118,288)
Loss after tax for the year from continuing operations	(21,759,358)	(8,697,037)	(5,818,975)

	2022 number	2021 number	2010 number
Weighted Average Number of Ordinary Shares - Basic
Weighted average number of ordinary shares used in calculating basic loss per share:	1,353,350,744	779,941,036	544,871,870

Weighted Average Number of Ordinary Shares – Diluted
Weighted average number of ordinary shares used in calculating basic loss per share:	1,353,350,744	779,941,036	544,871,870
Shares deemed to be issued for no consideration in respect of employee options	31,065,272	20,056,450	5,296,550
Potential ordinary shares which are anti-dilutive and excluded	(31,065,272)	(20,056,450)	(5,296,550)
Shares deemed to be issued for no consideration in respect of warrants	142,000,000	166,082,988	40,207,472
Potential ordinary shares which are anti-dilutive and excluded	(142,000,000)	(166,082,988)	(40,207,472)
Weighted average number of ordinary shares used in the calculation of diluted loss per share	1,353,350,744	779,941,036	544,871,870

Summary of Number Of Potential Anti Dilutive Ordinary Shares Excluded From Computation Of Loss Per Share

The following potential ordinary shares are anti-dilutive and are therefore excluded from the weighted average number of ordinary shares for the purposes of diluted loss per share.

	2022 number	2021 number	2020 number
Employee options	31,065,272	20,056,450	5,296,550
Warrants	142,000,000	166,082,988	40,207,472